Commitments and contingencies - Operating Lease, Cash Incentive Bonus Plan, Inducement Option Grant (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future minimum operating lease payments
2018	$ 1,104,000
2019	1,109,000
2020	1,160,000
2021	1,058,000
2022	1,055,000
Thereafter	2,162,000
Future minimum lease payments	7,648,000
Deferred rent balance	1,083,000	$ 1,174,000
Rent expense, share of operating expenses	243,000	230,000
Bonus Expenses	701,000	464,000	$ 552,000
Grand Prairie Lease Plus Blue Bell Lease
Future minimum operating lease payments
Rent expense, excluding share of operating expenses	$ 1,010,000	$ 1,011,000	884,000
Blue Bell, Pennsylvania
Commitments
Term of operating lease	60 months
Grand Prairie, Texas
Future minimum operating lease payments
Rent expense, share of operating expenses			$ 237,000